Intangible Assets (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Net intangible assets	$ 0	$ 0
Patents
Net intangible assets	3,502,135	3,502,135
Accumulated amortization
Net intangible assets	$ (3,502,135)	$ (3,502,135)